Commitment and Contingencies (Details Narrative) - Photomedex, Inc. [Member] - USD ($) $ in Thousands		12 Months Ended
	May 27, 2016	Dec. 31, 2016	Dec. 31, 2015
Loss Contingencies [Line Items]
Rent expense		$ 550	$ 761
Iinfringe Intellectual Property [Member]
Loss Contingencies [Line Items]
Name of plantiff		Radiancy, Inc., a wholly-owned subsidiary of PhotoMedex
Name of defendent		Viatek Consumer Products Group, Inc
Domicile of litigation		United States Federal Court, Southern District of New York,
Description of allegation		Over Viatek’s Pearl and Samba hair removal products which Radiancy believes infringe the intellectual property covering its no!no! hair removal devices.
Damage paid value		$ 83
Merger And Reorganization [Member] | Merger And Reorganization Agreement [Member]
Loss Contingencies [Line Items]
Expense reimbursement	$ 750,000
Severance Agreements ( Certain Key Executives and Employees) [Member]
Loss Contingencies [Line Items]
Severance costs		$ 5,058
Merger And Reorganization Agreement [Member] | DS Healthcare Group, Inc [Member]
Loss Contingencies [Line Items]
Termination fee	$ 3,000